13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549


                                    FORM 13F
                              FORM 13F COVER PAGE

Report  for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number: This Amendment:
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Decatur Capital Management
Address:      250 E. Ponce De Leon Avenue
              Suite 325
              Decatur, GA 30030

Form 13F File Number: 028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Degas A. Wright
Title:       Chief Executive Officer
Phone:       404 270 9838

Signature                         City     State          and Date of Signing:
Degas A. Wright                   Decatur, GA
---------------------          -----------------------     ---------------
Signature                               City     State           Date


Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    95

Form 13F Information Table Value Total:   $293,267

List of Other Included Managers:  NONE

                               13F Holdings Report
                              As of Date: 3/31/13

                                                                                        INVESTMENT
ISSUER                       TITLE OF           CUSIP         VALUE    SHARES/  SH/     DISCRETION   OTHER      VOTING AUTHORITY
NAME                         CLASS              NUMBER       (X1000)   PRN AMT  PRN   SOLE(A) SHARED MNGRS     SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
ADT Corp.                      COM            00101J106       7297      149100 SH      Sole                  91650       57450
Abbott Laboratories            COM            002824100       2481       70235 SH      Sole                  43185       27050
Actavis, Inc.                  COM            00507K103       4972       53975 SH      Sole                  33150       20825
Acxiom Corp.                   COM            005125109       1090       53450 SH      Sole                  53450
Aeropostale Inc.               COM            007865108        948       69700 SH      Sole                  69700
Aflac Inc.                     COM            001055102       2248       43205 SH      Sole                  26405       16800
Agilent Technologies Inc.      COM            00846U101       2340       55745 SH      Sole                  34695       21050
Allstate Corp.                 COM            020002101       4963      101150 SH      Sole                  62200       38950
American Eagle Outfitters      COM            02553E106        959       51275 SH      Sole                  51275
American Express Company       COM            025816109       2656       39375 SH      Sole                  24175       15200
American International Group,  COM            026874784       2364       60900 SH      Sole                  37400       23500
Ametek Inc.                    COM            031100100       7686      177255 SH      Sole                 109080       68175
Amgen Inc.                     COM            031162100       5284       51550 SH      Sole                  31725       19825
Amphenol Corp.                 COM            032095101       7935      106300 SH      Sole                  65700       40600
Ann Inc.                       COM            035623107       1133       39025 SH      Sole                  39025
Apollo Group Inc.              COM            037604105        518       29825 SH      Sole                  29825
Ascena Retail Group Inc.       COM            04351G101        868       46800 SH      Sole                  46800
Autozone Inc.                  COM            053332102       2783        7015 SH      Sole                   4310        2705
Avon Products Inc.             COM            054303102       1967       94875 SH      Sole                  94875
Beam Inc.                      COM            073730103       2380       37457 SH      Sole                  37457
Blackrock Inc.                 COM            09247X101       2478        9645 SH      Sole                   5945        3700
Bunge Limited                  COM            G16962105       2265       30675 SH      Sole                  18925       11750
CH Robinson Worldwide Inc.     COM            12541W209       1101       18525 SH      Sole                  18525
CIT Group Inc.                 COM            125581801       1916       44069 SH      Sole                  44069
CVS Caremark Corp.             COM            126650100       2596       47200 SH      Sole                  29250       17950
Caci International Inc.        COM            127190304       1315       22725 SH      Sole                  22725
Carnival Corp.                 COM            143658300       2133       62200 SH      Sole                  38425       23775
Chevron Corp.                  COM            166764100       7539       63445 SH      Sole                  39195       24250
Chicos FAS Inc.                COM            168615102        923       54950 SH      Sole                  54950
Cliffs Natural Resources Inc.  COM            18683K101        479       25175 SH      Sole                  25175
Coca-Cola Co.                  COM            191216100       7666      189555 SH      Sole                 116980       72575
Crown Castle Intl. Corp.       COM            228227104       2267       32550 SH      Sole                  20025       12525
DTE Energy Company             COM            233331107       5180       75800 SH      Sole                  46850       28950
Danaher Corp.                  COM            235851102       5105       82145 SH      Sole                  50595       31550
Exelis, Inc.                   COM            30162A108        553       50750 SH      Sole                  50750
Express Inc.                   COM            30219E103       1163       65300 SH      Sole                  65300
Fair Isaac Corp.               COM            303250104       1058       23150 SH      Sole                  23150
Fortinet Inc                   COM            34959E109        444       18750 SH      Sole                  18750
Fresh Market, Inc.             COM            35804H106        806       18850 SH      Sole                  18850
Gap Inc.                       COM            364760108       5883      166200 SH      Sole                 102200       64000
General Motors Company         COM            37045V100       6721      241600 SH      Sole                 148650       92950
Gentex Corp.                   COM            371901109       1867       93325 SH      Sole                  93325
Genuine Parts Company          COM            372460105       4994       64030 SH      Sole                  39380       24650
Halliburton Company            COM            406216101       5393      133460 SH      Sole                  82160       51300
Health Net Inc.                COM            42222G108       1752       61200 SH      Sole                  61200
Helmerich & Payne Inc.         COM            423452101       1630       26850 SH      Sole                  26850
Hill-Rom Holdings, Inc.        COM            431475102       1109       31475 SH      Sole                  31475
IAC/InterActiveCorp.           COM            44919P508       2737       61250 SH      Sole                  61250
Incyte Corp.                   COM            45337C102        660       28200 SH      Sole                  28200
Intel Corp.                    COM            458140100       4892      224025 SH      Sole                 138400       85625
IntercontinentalExchange, Inc. COM            45865V100       3767       23100 SH      Sole                  14300        8800
Intuit Inc.                    COM            461202103       2463       37510 SH      Sole                  23085       14425
Intuitive Surgical Inc.        COM            46120E602       2122        4320 SH      Sole                   2670        1650
Ixia                           COM            45071R109        444       20500 SH      Sole                  20500
KLA-Tencor Corp.               COM            482480100       2534       48040 SH      Sole                  29765       18275
Lennar Corp. - Cl. A           COM            526057104       7265      175150 SH      Sole                 107725       67425
Lorillard, Inc.                COM            544147101       2144       53125 SH      Sole                  53125
Marathon Petroleum Corp.       COM            56585A102       6528       72860 SH      Sole                  44910       27950
Mastercard Inc.                COM            57636Q104       7470       13805 SH      Sole                   8530        5275
Medicines Co                   COM            584688105        821       24575 SH      Sole                  24575
Merck & Co. Inc                COM            58933Y105        228        5150 SH      Sole                   5150
MetLife, Inc.                  COM            59156R108       5416      142450 SH      Sole                  87350       55100
Monsanto Co.                   COM            61166W101       2579       24420 SH      Sole                  14895        9525
NetApp, Inc.                   COM            64110D104       2498       73125 SH      Sole                  44975       28150
Nvidia Corp.                   COM            67066G104        491       38300 SH      Sole                  38300
Patterson-UTI Energy Inc.      COM            703481101       1227       51475 SH      Sole                  51475
Paychex, Inc.                  COM            704326107       7554      215445 SH      Sole                 161020       54425
Peabody Energy Corp.           COM            704549104       1326       62675 SH      Sole                  62675
Pier 1 Imports, Inc.           COM            720279108       1178       51200 SH      Sole                  51200
Pioneer Natural Resources Co.  COM            723787107       2688       21635 SH      Sole                  13285        8350
Praxair Inc.                   COM            74005P104       4624       41460 SH      Sole                  25585       15875
Qualcomm Inc.                  COM            747525103       7522      112375 SH      Sole                  69325       43050
Quality Systems Inc.           COM            747582104       1189       65075 SH      Sole                  65075
Quest Diagnostics Inc          COM            74834L100       1087       19250 SH      Sole                  19250
Regeneron Pharmaceuticals, Inc COM            75886F107       4804       27235 SH      Sole                  16760       10475
Southwest Airlines Co.         COM            844741108       5934      440220 SH      Sole                 271495      168725
St. Jude Medical               COM            790849103       4678      115675 SH      Sole                  71125       44550
Starbucks Corp.                COM            855244109       4915       86300 SH      Sole                  53375       32925
Steris Corp.                   COM            859152100       1146       27550 SH      Sole                  27550
Synaptics Inc.                 COM            87157D109        677       16650 SH      Sole                  16650
Sysco Corp.                    COM            871829107       7648      217450 SH      Sole                 134150       83300
Thoratec Corp.                 COM            885175307        575       15343 SH      Sole                  15343
Towers Watson and Co.          COM            891894107       2519       36334 SH      Sole                  36334
Trimble Navigation Limited     COM            896239100       4580      152760 SH      Sole                  94510       58250
United Parcel Service Inc      COM            911312106       7780       90575 SH      Sole                  55850       34725
Vantiv, Inc.                   COM            92210H105        880       37056 SH      Sole                  37056
Varian Medical Systems Inc.    COM            92220P105        983       13650 SH      Sole                  13650
Viacom Corp - Cl. B            COM            92553P201       5393       87725 SH      Sole                  54075       33650
WPX Energy Inc.                COM            98212B103       1146       71525 SH      Sole                  71525
Weight Watchers Intl.          COM            948626106        840       19950 SH      Sole                  19950
Wellcare Health Plans Inc.     COM            94946T106       1565       27000 SH      Sole                  27000
Federal Realty Investment Trus REIT           313747206       6180       57200 SH      Sole                  35175       22025
UDR Inc.                       REIT           902653104       1609       66509 SH      Sole                  66509
Home Inns & Hotels Mgmt. Inc.  ADR            43713W107        574       19275 SH      Sole                  19275
Sanofi ADS                     ADR            80105N105       6181      121000 SH      Sole                  72875       48125

REPORT SUMMARY                     95 DATA RECORDS          293267           0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file inftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your Form 13F Report documentation.

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